April 26, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon Municipal Income, Inc.

File No.: 811-05652

CIK No.: 0000839122

To Whom It May Concern:

Pursuant to Rule 14a under the Securities and Exchange Act of 1934, as amended, transmitted herewith please find one copy of the preliminary proxy materials for the Fund.

It is anticipated that proxy materials will be mailed to shareholders of record on or about May 6, 2024. The shareholder meeting is scheduled for June 12, 2024.

Kindly direct questions and/or comments to the attention of David Stephens, Esq., Proskauer Rose LLP at (212) 969-3357.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Associate, Paralegal